Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of share-based activity
	Number of Awards Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Intrinsic Value (in thousands)
Balance at December 31, 2019	—	—	—	—
Granted	756,300	$24.69	10.00	—
Cancelled and forfeited	—	—	—	—
Exercised	—	—	—	—
Balance at December 31, 2020	756,300	$24.69	9.98	$—
Exercisable at December 31, 2020	—	$—	—	$—

Schedule of fair value of each option grant was estimated on the grant date using the Black-Scholes option pricing model
Equity volatility	25.89%
Risk-free interest rate	0.67%
Expected term (in years)	8
Expected dividend	-

Schedule of restricted stock activity under the plan
	Employee Director Awards		Non-Employee Director Awards
	Number of Shares	Weighted- Average Fair Value	Number of Shares	Weighted- Average Fair Value
Balance at December 31, 2019	—	$—	—	$—
Granted	4,935	20.26	39,480	20.26
Vested	(4,935)	20.26	(39,480)	20.26
Forfeited	—	—	—	—
Non-vested restricted stock at December 31, 2020	—	$—	—	$—

	Employee Awards		Consultant (Non-Employee) Awards
	Number of Shares	Weighted- Average Fair Value	Number of Shares	Weighted- Average Fair Value
Balance at December 31, 2019	—	$—	—	$—
Granted	400,000	24.28	200,000	24.69
Vested	—	—	(100,000)	24.69
Forfeited	—	—	—	—
Non-vested restricted stock at December 31, 2020	400,000	$24.28	100,000	$24.69